Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 8,077,499	$ 6,954,269	$ 6,681,412
Provision for loan losses	923,397	2,204,366	1,545,797
Chargeoffs	2,732,330	1,274,714	1,504,195
Recoveries	273,502	193,836	231,255
Net Chargeoffs	2,458,828	1,080,878	1,272,940
Ending Balance	6,542,326	8,077,499	6,954,269
Loans individually evaluated for impairment	2,024,754	2,296,603	1,093,227
Loans collectively evaluated for impairment	4,517,572	5,781,154	5,861,042
Ending Balance	6,542,326	8,077,499	6,954,269
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,706,011	4,629,559	4,176,475
Provision for loan losses	855,511	742,177	1,614,053
Chargeoffs	560,298	763,914	1,218,879
Recoveries	200,927	98,189	57,910
Net Chargeoffs	359,371	665,725	1,160,969
Ending Balance	5,202,151	4,706,011	4,629,559
Loans individually evaluated for impairment	1,984,671	1,224,874	1,038,521
Loans collectively evaluated for impairment	3,217,480	3,481,137	3,591,038
Ending Balance	5,202,151	4,706,011	4,629,559
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	2,767,409	1,554,698	1,672,467
Provision for loan losses	145,359	1,561,751	(115,269)
Chargeoffs	2,050,939	375,498	55,390
Recoveries	11,986	26,458	52,890
Net Chargeoffs	2,038,953	349,040	2,500
Ending Balance	873,815	2,767,409	1,554,698
Loans individually evaluated for impairment	40,083	1,071,729	54,706
Loans collectively evaluated for impairment	833,732	1,695,680	1,499,992
Ending Balance	873,815	2,767,409	1,554,698
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	604,337	770,012	832,470
Provision for loan losses	(77,473)	(99,562)	47,013
Chargeoffs	121,093	135,302	229,926
Recoveries	60,589	69,189	120,455
Net Chargeoffs	60,504	66,113	109,471
Ending Balance	466,360	604,337	770,012
Loans collectively evaluated for impairment	466,360	604,337	770,012
Ending Balance	$ 466,360	$ 604,337	$ 770,012